Other current assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other current assets
14.	Other current assets

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Current
Development properties	16,167	16,710	2,404
Quoted equity securities (i)	606	—	—

	16,773	16,710	2,404

Note:

(i)	The quoted equity securities are listed on the Singapore Exchange.
In 2021, the Group partially disposed the quoted equity securities for consideration of RMB 6.5 million and recognized a gain on disposal of RMB 5.4 million in consolidated statement of profit or loss under “Other operating income”.
In 2022, the Group has disposed the remaining quoted equity securities for consideration of RMB 0.6 million (US$ 0.1 million) and recognized a gain on disposal of RMB 2.3 million (US$ 0.3 million) in consolidated statement of profit or loss under “Other operating income”.